UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-790

Fidelity Trend Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Trend Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.1	6.0
Alphabet, Inc. Class A	7.0	5.1
Amazon.com, Inc.	4.9	3.7
Facebook, Inc. Class A	4.1	2.9
Amgen, Inc.	2.7	1.2
PayPal Holdings, Inc.	2.6	0.3
Microsoft Corp.	2.0	2.7
Visa, Inc. Class A	1.8	1.7
Charter Communications, Inc. Class A	1.7	1.9
Bank of America Corp.	1.7	2.8
	35.6

Top Five Market Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.7	29.2
Consumer Discretionary	17.4	17.2
Health Care	15.4	13.7
Industrials	9.3	12.1
Financials	8.0	10.6

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
Stocks	98.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments – 9.1%

As of December 31, 2016*
Stocks	98.7%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments – 8.0%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 0.9%
Tesla, Inc. (a)	39,300	$14,211
Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. (a)	14,700	6,117
Marriott International, Inc. Class A	81,000	8,125
Melco Crown Entertainment Ltd. sponsored ADR	214,300	4,811
Shake Shack, Inc. Class A (a)(b)	91,800	3,202
Starbucks Corp.	128,870	7,514
U.S. Foods Holding Corp. (a)	275,500	7,499
		37,268
Internet & Direct Marketing Retail - 8.5%
Amazon.com, Inc. (a)	82,183	79,553
Expedia, Inc.	33,200	4,945
JD.com, Inc. sponsored ADR (a)	578,300	22,681
Netflix, Inc. (a)	73,980	11,053
Priceline Group, Inc. (a)	9,690	18,125
Wayfair LLC Class A (a)(b)	14,200	1,092
		137,449
Media - 2.0%
Charter Communications, Inc. Class A (a)	80,624	27,158
The Walt Disney Co.	49,300	5,238
		32,396
Multiline Retail - 0.4%
B&M European Value Retail S.A.	350,000	1,544
Dollar Tree, Inc. (a)	80,400	5,622
		7,166
Specialty Retail - 0.9%
AutoZone, Inc. (a)	9,400	5,362
Home Depot, Inc.	53,519	8,210
Tiffany & Co., Inc.	13,300	1,248
		14,820
Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	69,011	13,222
Coach, Inc.	197,200	9,335
LVMH Moet Hennessy - Louis Vuitton SA	20,316	5,080
NIKE, Inc. Class B	83,172	4,907
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	96,100	2,091
		34,635

TOTAL CONSUMER DISCRETIONARY		277,945

CONSUMER STAPLES - 4.3%
Beverages - 1.0%
Monster Beverage Corp. (a)	97,906	4,864
The Coca-Cola Co.	259,300	11,630
		16,494
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	246,700	6,760
Food Products - 1.1%
The Hershey Co.	92,900	9,975
The Kraft Heinz Co.	84,300	7,219
		17,194
Household Products - 0.6%
Colgate-Palmolive Co.	126,000	9,340
Personal Products - 0.8%
Coty, Inc. Class A	549,500	10,309
Estee Lauder Companies, Inc. Class A	10,700	1,027
Herbalife Ltd. (a)	19,400	1,384
		12,720
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	97,000	6,610

TOTAL CONSUMER STAPLES		69,118

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
John Wood Group PLC	85,000	709
Oceaneering International, Inc.	39,600	904
		1,613
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	116,000	5,259
ConocoPhillips Co.	74,300	3,266
Phillips 66 Co.	10,000	827
Reliance Industries Ltd.	396,689	8,472
		17,824

TOTAL ENERGY		19,437

FINANCIALS - 8.0%
Banks - 2.8%
Bank of America Corp.	1,117,600	27,113
Citigroup, Inc.	263,500	17,623
		44,736
Capital Markets - 5.2%
CBOE Holdings, Inc.	208,000	19,011
Charles Schwab Corp.	319,600	13,730
Morgan Stanley	210,600	9,384
MSCI, Inc.	50,700	5,222
Northern Trust Corp.	214,900	20,890
TD Ameritrade Holding Corp.	364,400	15,666
The Blackstone Group LP	30,000	1,001
		84,904

TOTAL FINANCIALS		129,640

HEALTH CARE - 15.4%
Biotechnology - 7.6%
Advanced Accelerator Applications SA sponsored ADR (a)	56,000	2,186
Agios Pharmaceuticals, Inc. (a)	4,800	247
Alexion Pharmaceuticals, Inc. (a)	99,900	12,155
Amgen, Inc.	249,556	42,981
Biogen, Inc. (a)	34,545	9,374
BioMarin Pharmaceutical, Inc. (a)	53,900	4,895
Gilead Sciences, Inc.	84,500	5,981
Intercept Pharmaceuticals, Inc. (a)	22,200	2,688
Neurocrine Biosciences, Inc. (a)	151,800	6,983
Regeneron Pharmaceuticals, Inc. (a)	44,500	21,856
TESARO, Inc. (a)	33,200	4,643
Vertex Pharmaceuticals, Inc. (a)	65,600	8,454
		122,443
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co.	53,500	10,438
Boston Scientific Corp. (a)	428,900	11,889
DexCom, Inc. (a)	33,800	2,472
Insulet Corp. (a)	59,200	3,038
Intuitive Surgical, Inc. (a)	15,550	14,545
NxStage Medical, Inc. (a)	284,657	7,136
ResMed, Inc.	20,500	1,596
		51,114
Health Care Providers & Services - 2.1%
Anthem, Inc.	28,900	5,437
Cigna Corp.	54,900	9,190
Humana, Inc.	53,800	12,945
UnitedHealth Group, Inc.	30,400	5,637
		33,209
Health Care Technology - 0.8%
athenahealth, Inc. (a)	5,900	829
Cerner Corp. (a)	98,900	6,574
Evolent Health, Inc. (a)	241,800	6,130
		13,533
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	239,900	14,228
Pharmaceuticals - 0.8%
Allergan PLC	31,825	7,736
Bristol-Myers Squibb Co.	99,959	5,570
		13,306

TOTAL HEALTH CARE		247,833

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.3%
General Dynamics Corp.	17,600	3,487
Raytheon Co.	106,800	17,246
		20,733
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. (a)	7,500	485
Airlines - 0.4%
Delta Air Lines, Inc.	130,800	7,029
Construction & Engineering - 0.9%
Granite Construction, Inc.	119,200	5,750
KBR, Inc.	603,600	9,187
		14,937
Electrical Equipment - 0.9%
Acuity Brands, Inc.	26,600	5,407
Eaton Corp. PLC	21,600	1,681
Fortive Corp.	18,750	1,188
Rockwell Automation, Inc.	34,400	5,571
		13,847
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	48,000	6,398
Machinery - 3.3%
Caterpillar, Inc.	172,300	18,515
Deere & Co.	67,800	8,379
Flowserve Corp.	237,636	11,033
Gardner Denver Holdings, Inc.	48,000	1,037
WABCO Holdings, Inc. (a)	8,000	1,020
Xylem, Inc.	252,900	14,018
		54,002
Professional Services - 0.3%
IHS Markit Ltd. (a)	97,000	4,272
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	55,174	5,042
Trading Companies & Distributors - 1.5%
Bunzl PLC	51,200	1,526
MSC Industrial Direct Co., Inc. Class A	29,400	2,527
United Rentals, Inc. (a)	40,200	4,531
Univar, Inc. (a)	515,300	15,047
		23,631

TOTAL INDUSTRIALS		150,376

INFORMATION TECHNOLOGY - 35.8%
Internet Software & Services - 14.2%
2U, Inc. (a)	318,044	14,923
Alibaba Group Holding Ltd. sponsored ADR (a)	159,900	22,530
Alphabet, Inc. Class A (a)	121,785	113,221
Delivery Hero AG	26,100	829
Facebook, Inc. Class A (a)	435,465	65,747
GoDaddy, Inc. (a)	132,500	5,621
Gogo, Inc. (a)(b)	299,900	3,458
Shopify, Inc. Class A (a)	15,800	1,372
Yext, Inc.	50,000	667
		228,368
IT Services - 6.2%
Accenture PLC Class A	34,300	4,242
Cognizant Technology Solutions Corp. Class A	167,900	11,149
FleetCor Technologies, Inc. (a)	29,000	4,182
Global Payments, Inc.	84,600	7,641
PayPal Holdings, Inc. (a)	780,900	41,911
Square, Inc. (a)	70,000	1,642
Visa, Inc. Class A	304,164	28,524
		99,291
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	105,100	13,696
Broadcom Ltd.	31,300	7,294
Lam Research Corp.	32,300	4,568
NVIDIA Corp.	37,000	5,349
Qualcomm, Inc.	93,900	5,185
Teradyne, Inc.	53,000	1,592
		37,684
Software - 6.0%
Adobe Systems, Inc. (a)	119,700	16,930
Electronic Arts, Inc. (a)	57,300	6,058
Micro Focus International PLC	55,465	1,641
Microsoft Corp.	458,300	31,591
Oracle Corp.	298,100	14,947
Salesforce.com, Inc. (a)	248,170	21,492
Workday, Inc. Class A (a)	48,916	4,745
		97,404
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	798,475	114,996

TOTAL INFORMATION TECHNOLOGY		577,743

MATERIALS - 6.1%
Chemicals - 5.0%
CF Industries Holdings, Inc.	104,896	2,933
FMC Corp.	34,100	2,491
LyondellBasell Industries NV Class A	151,589	12,793
Monsanto Co.	39,300	4,652
Platform Specialty Products Corp. (a)	868,000	11,006
The Chemours Co. LLC	195,600	7,417
The Dow Chemical Co.	317,000	19,993
The Scotts Miracle-Gro Co. Class A	50,900	4,554
W.R. Grace & Co.	145,740	10,495
Westlake Chemical Corp.	52,700	3,489
		79,823
Construction Materials - 0.6%
Eagle Materials, Inc.	48,300	4,464
Martin Marietta Materials, Inc.	25,200	5,609
		10,073
Containers & Packaging - 0.5%
Ball Corp.	198,000	8,358

TOTAL MATERIALS		98,254

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	82,000	10,850
Equinix, Inc.	11,600	4,978
		15,828
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	92,900	5,632
TOTAL COMMON STOCKS
(Cost $1,169,349)		1,591,806

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc. Series D (a)(c)	87,422	2,859
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	288,144	14,053
Software - 0.0%
Cloudflare, Inc. Series D 8.00% (a)(c)	56,846	388

TOTAL INFORMATION TECHNOLOGY		14,441

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,824)		17,300

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.10% (d)	9,670,318	9,672
Fidelity Securities Lending Cash Central Fund 1.09% (d)(e)	5,609,479	5,610
TOTAL MONEY MARKET FUNDS
(Cost $15,282)		15,282
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,193,455)		1,624,388
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,962)
NET ASSETS - 100%		$1,612,426

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,300,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$355
The Honest Co., Inc. Series D	8/3/15	$4,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$45
Fidelity Securities Lending Cash Central Fund	44
Total	$89

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$280,804	$272,865	$5,080	$2,859
Consumer Staples	69,118	62,508	6,610	--
Energy	19,437	19,437	--	--
Financials	129,640	129,640	--	--
Health Care	247,833	247,833	--	--
Industrials	150,376	150,376	--	--
Information Technology	592,184	577,743	--	14,441
Materials	98,254	98,254	--	--
Real Estate	15,828	15,828	--	--
Telecommunication Services	5,632	5,632	--	--
Money Market Funds	15,282	15,282	--	--
Total Investments in Securities:	$1,624,388	$1,595,398	$11,690	$17,300

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$17,502
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(202)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$17,300
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(202)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,501) — See accompanying schedule: Unaffiliated issuers (cost $1,178,173)	$1,609,106
Fidelity Central Funds (cost $15,282)	15,282
Total Investments (cost $1,193,455)		$1,624,388
Receivable for investments sold		25,872
Receivable for fund shares sold		780
Dividends receivable		912
Distributions receivable from Fidelity Central Funds		26
Other receivables		44
Total assets		1,652,022
Liabilities
Payable for investments purchased	$31,198
Payable for fund shares redeemed	1,835
Accrued management fee	647
Other affiliated payables	242
Other payables and accrued expenses	65
Collateral on securities loaned	5,609
Total liabilities		39,596
Net Assets		$1,612,426
Net Assets consist of:
Paid in capital		$1,098,563
Undistributed net investment income		3,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		430,932
Net Assets, for 17,031 shares outstanding		$1,612,426
Net Asset Value, offering price and redemption price per share ($1,612,426 ÷ 17,031 shares)		$94.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$8,325
Income from Fidelity Central Funds		89
Total income		8,414
Expenses
Management fee
Basic fee	$4,351
Performance adjustment	(617)
Transfer agent fees	1,244
Accounting and security lending fees	249
Custodian fees and expenses	33
Independent trustees' fees and expenses	4
Registration fees	34
Audit	32
Legal	5
Interest	4
Miscellaneous	7
Total expenses before reductions	5,346
Expense reductions	(58)	5,288
Net investment income (loss)		3,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,613
Fidelity Central Funds	1
Foreign currency transactions	(4)
Total net realized gain (loss)		86,610
Change in net unrealized appreciation (depreciation) on: Investment securities	117,419
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		117,427
Net gain (loss)		204,037
Net increase (decrease) in net assets resulting from operations		$207,163

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,126	$6,935
Net realized gain (loss)	86,610	93,269
Change in net unrealized appreciation (depreciation)	117,427	(36,394)
Net increase (decrease) in net assets resulting from operations	207,163	63,810
Distributions to shareholders from net investment income	(515)	(6,625)
Distributions to shareholders from net realized gain	(20,635)	(69,103)
Total distributions	(21,150)	(75,728)
Share transactions
Proceeds from sales of shares	95,669	223,209
Reinvestment of distributions	19,413	69,429
Cost of shares redeemed	(183,546)	(261,010)
Net increase (decrease) in net assets resulting from share transactions	(68,464)	31,628
Total increase (decrease) in net assets	117,549	19,710
Net Assets
Beginning of period	1,494,877	1,475,167
End of period	$1,612,426	$1,494,877
Other Information
Undistributed net investment income end of period	$3,103	$492
Shares
Sold	1,056	2,626
Issued in reinvestment of distributions	220	833
Redeemed	(2,036)	(3,099)
Net increase (decrease)	(760)	360

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Trend Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$84.03	$84.63	$85.65	$86.62	$73.56	$66.87
Income from Investment Operations
Net investment income (loss)A	.18	.40	1.00B	.80C	.48	.49
Net realized and unrealized gain (loss)	11.66	3.41	3.43	9.85	24.88	11.98
Total from investment operations	11.84	3.81	4.43	10.65	25.36	12.47
Distributions from net investment income	(.03)	(.39)	(.93)	(.76)	(.45)D	(.48)D
Distributions from net realized gain	(1.16)	(4.03)	(4.52)	(10.86)	(11.85)D	(5.29)D
Total distributions	(1.19)	(4.41)E	(5.45)	(11.62)	(12.30)	(5.78)F
Net asset value, end of period	$94.68	$84.03	$84.63	$85.65	$86.62	$73.56
Total ReturnG,H	14.20%	4.57%	5.32%	12.52%	34.92%	18.64%
Ratios to Average Net AssetsI,J
Expenses before reductions	.67%K	.74%	.77%	.75%	.78%	.89%
Expenses net of fee waivers, if any	.67%K	.74%	.77%	.75%	.78%	.89%
Expenses net of all reductions	.66%K	.73%	.76%	.75%	.78%	.87%
Net investment income (loss)	.39%K	.47%	1.15%B	.91%C	.57%	.65%
Supplemental Data
Net assets, end of period (in millions)	$1,612	$1,495	$1,475	$1,470	$1,399	$1,130
Portfolio turnover rateL	125%K	129%	140%	159%	152%	171%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.36 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $4.41 per share is comprised of distributions from net investment income of $.386 and distributions from net realized gain of $4.026 per share.

 F Total distributions of $5.78 per share is comprised of distributions from net investment income of $.482 and distributions from net realized gain of $5.293 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 17,300	Market comparable	Enterprise value/Sales multiple (EV/S)	3.1 - 8.0 / 3.7	Increase
			Discount for Lack of Marketability	10.0% - 20.0% / 11.2%	Decrease
			Liquidity preference	$45.76	Increase
		Market approach	Transaction price	$48.77	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, losses deferred due to wash sales and security level mergers and exchanges.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$447,314
Gross unrealized depreciation	(18,916)
Net unrealized appreciation (depreciation) on securities	$428,398
Tax cost	$1,195,990

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $985,237 and $1,072,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$70,438	1.09%	$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $44, including an amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.67%	$1,000.00	$1,142.00	$3.56
Hypothetical-C		$1,000.00	$1,021.47	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TRE-SANN-0817
1.705631.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017